STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
SCHEDULE OF STOCK OPTIONS ACTIVITY

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price
Outstanding – December 31, 2020	442,172	$2.53
Exercisable – December 31, 2020	219,085	$1.31
Granted	25,000	$3.39
Exercised	(45,046)	$0.40
Forfeited/Cancelled	-	$-
Outstanding – June 30, 2021	422,126	$2.80
Exercisable – June 30, 2021	306,117	$2.54

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price
Outstanding – December 31, 2018	157,664	$0.42
Exercisable – December 31, 2018	-	$-
Granted	106,762	$0.40
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2019	264,426	$0.41
Exercisable – December 31, 2019	117,218	$0.42
Granted	213,784	$4.79
Exercised	-	$-
Forfeited/Cancelled	(36,038)	$0.40
Outstanding – December 31, 2020	442,172	$2.53
Exercisable – December 31, 2020	219,085	$1.31

SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40 - $6.50	422,126	6.07	$2.80	306,117	$2.54

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40- $6.50	442,172	6.00	$2.53	219,085	$1.31

SCHEDULE OF WARRANTS ACTIVITY

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2018	-	$-
Exercisable – December 31, 2018	-	$-
Granted	22,524	$0.40
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2019	22,524	$0.40
Exercisable – December 31, 2019	22,524	$0.40
Granted	88,335	$7.50
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2020	110,859	$6.06
Exercisable – December 31, 2020	22,524	$0.40

SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40- $7.50	110,859	5.51	$6.06	22,524	$0.40

SCHEDULE OF RESTRICTED STOCK UNIT ACTIVITY

The following is a summary of the Company’s RSU activity:

	RSU	Weighted Average Exercise Price
Outstanding – December 31, 2020	34,000	$4.53
Exercisable – December 31, 2020	8,500	$4.53
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – June 30, 20201	34,000	$4.53
Exercisable – June 30, 2021	25,500	$4.53

The following is a summary of the Company’s RSU activity:

	RSU	Weighted Average Exercise Price
Outstanding – December 31, 2019	-	$-
Exercisable – December 31, 2019	-	$-
Granted	34,000	$4.53
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2020	34,000	$4.53
Exercisable – December 31, 2020	8,500	$4.53

Common Stock Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
SCHEDULE OF WARRANTS ACTIVITY

The following is a summary of the Company’s Common Stock Warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2020	110,859	$6.06
Exercisable – December 31, 2020	22,524	$0.40
Granted	4,757,665	$4.89
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – June 30, 2021	4,868,524	$4.92
Exercisable – June 30, 2021	3,804,189	$4.97

SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40 - $7.50	4,868,524	4.92	$4.92	3,804,189	$4.97

Preferred Stock Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
SCHEDULE OF WARRANTS ACTIVITY

The following is a summary of the Company’s Preferred Stock Warrant activity:

	Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2020	-	$-
Exercisable – December 31, 2020	-	$-
Granted	12,000	$24.97
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – June 30, 2021	12,000	$24.97
Exercisable – June 30, 2021	-	$-

SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$24.97	12,000	4.95	$24.97	12,000	$24.97